Debt (Details) - USD ($)	Dec. 31, 2021	Sep. 28, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total debt, net	$ 0		$ 3,635,000
Current portion of long-term debt	0		570,000
Long-term debt	0		3,065,000
2016 WTI Loan
Debt Instrument [Line Items]
Total debt, net	0		570,000
PPP Loan
Debt Instrument [Line Items]
Total debt, net	$ 0	$ 0	$ 3,065,000